UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	3/31/2010

Item 1. Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

March 31, 2010 (Unaudited)

Shares	Description	Value
	EQUITIES - 98.4%
	CHINA - 58.4%

	Commodities - 3.2%
5,544,000	Aluminum Corp. of China Ltd. “H” (1) (2)	$5,726,284
352,000	Anhui Conch Cement Co. Ltd. “H” (1)	2,325,602
3,555,000	China National Materials Co. Ltd. “H” (1)	2,367,039

		10,418,925

	Consumption - 5.5%
48,900	Ctrip.com International Ltd. (ADR) (2)	1,916,880
4,184,000	Denway Motors Ltd.	2,225,446
3,474,000	Dongfeng Motor Group Co. Ltd. “H”	5,646,307
64,200	New Oriental Education & Technology Group, Inc. (ADR) (2)	5,489,742
9,318,000	Tianjin Port Development Holdings Ltd. (2)	2,796,108

		18,074,483

	Energy - 6.8%
1,818,500	China Shenhua Energy Co. Ltd. “H”	7,857,441
4,420,000	CNOOC Ltd.	7,274,924
5,014,000	Kunlun Energy Co. Ltd.	7,038,598

		22,170,963

	Financials - 23.5%
6,617,000	Bank of China Ltd. “H”	3,528,067
2,699,500	BOC Hong Kong (Holdings) Ltd.	6,438,721
6,125,000	China CITIC Bank Corp. Ltd. “H”	4,590,969
18,817,000	China Construction Bank Corp. “H”	15,412,845
646,000	China Everbright Ltd.	1,730,498
2,145,000	China Life Insurance Co. Ltd. “H”	10,276,508
1,444,500	China Minsheng Banking Corp. Ltd. “H” (1) (2)	1,490,134
2,001,800	China Taiping Insurance Holdings Co. Ltd. (2)	6,999,481
18,451,000	Industrial & Commercial Bank of China Ltd. “H”	14,067,500
1,976,000	Industrial & Commercial Bank of China (Asia) Ltd.	4,947,189
313,000	Ping An Insurance (Group) Co. of China Ltd. “H” (1)	2,696,782
3,359,000	Yanlord Land Group Ltd.	4,492,922

		76,671,616

	Machinery & Engineering - 2.7%
9,423,200	China State Construction International Holdings Ltd. (1)	3,677,192
2,697,000	Zhuzhou CSR Times Electric Co. Ltd. “H”	5,112,862

		8,790,054

	Miscellaneous - 1.2%
856,000	Sinopharm Group Co. “H” (1)	3,847,464

	Real Estate - 4.1%
3,108,441	China Overseas Land & Investment Ltd. (1)	7,021,785
1,760,000	China Resources Land Ltd.	3,826,136
2,007,000	Poly (Hong Kong) Investments Ltd.	2,561,512

		13,409,433

	Technology - 3.1%
10,216,000	Lenovo Group Ltd. (1)	7,052,141
490,800	ZTE Corp. “H” (1)	2,973,990

		10,026,131

	Telecommunication - 4.8%
1,259,000	China Mobile Ltd.	12,112,162
7,204,000	China Telecom Corp. Ltd. “H” (1)	3,553,430

		15,665,592

	Transportation - 2.4%
1,324,000	China Merchants Holdings International Co. Ltd. (1)	4,876,737
1,872,000	China Shipping Development Co. Ltd. “H” (1)	3,057,035

		7,933,772

	Utilities - 1.1%
3,160,000	China Longyuan Power Group Corp. “H” (1) (2)	3,744,124

	Total China	190,752,557

	HONG KONG - 37.8%
	Commodities - 2.0%
3,444,000	China Metal Recycling Holdings Ltd. (1) (2)	3,109,256
6,094,000	China Shanshui Cement Group	3,406,179

		6,515,435

	Consumption - 10.8%
2,766,000	Anta Sports Products Ltd.	4,566,837
1,873,000	China Mengniu Dairy Co. Ltd. (2)	5,837,521
2,756,000	CPMC Holdings Ltd.	3,265,445
427,725	Esprit Holdings Ltd. (1)	3,374,008
13,558,000	GOME Electrical Appliances Holdings Ltd. (2)	4,557,340
1,819,500	Lifestyle International Holdings Ltd.	3,285,303
12,136,000	PCD Stores Ltd. (1) (2)	4,016,835
1,477,038	Ports Design Ltd.	3,747,427
770,000	Yue Yuen Industrial (Holdings) Ltd.	2,677,502

		35,328,218

	Energy - 0.7%
2,878,000	Fushan International Energy Group Ltd.	2,186,846

	Financials - 3.2%
259,600	Hang Seng Bank Ltd.	3,617,489
228,500	Hong Kong Exchanges & Clearing Ltd. (1)	3,813,876
317,500	Wing Hang Bank Ltd.	2,903,203

		10,334,568

	Machinery & Engineering - 2.3%
3,255,000	Sany Heavy Equipment International Holdings Co. Ltd. (2)	3,647,082
4,684,000	Techtronic Industries Co. Ltd. (1)	3,800,430

		7,447,512

	Miscellaneous - 5.0%
208,000	Hutchison Whampoa Ltd.	1,521,553
3,536,000	Nine Dragons Paper Holdings Ltd.	5,911,018
6,758,000	Shun Tak Holdings Ltd.	4,360,449
3,872,000	Skyworth Digital Holdings Ltd.	4,512,937

		16,305,957

	Real Estate - 7.1%
403,000	Cheung Kong (Holdings) Ltd.	5,190,156
3,190,500	Longfor Properties (2)	3,591,249
1,087,000	New World Development Co. Ltd.	2,127,887
666,000	Sun Hung Kai Properties Ltd.	10,018,262
386,000	Wharf Holdings Ltd. (The)	2,174,907

		23,102,461

	Technology - 0.7%
212,000	VTech Holdings Ltd.	2,293,456

	Telecommunication - 2.3%
383,600	Tencent Holdings Ltd.	7,696,998

	Transportation - 3.7%
1,243,000	MTR Corp. Ltd.	4,706,454
1,000,500	Orient Overseas International Ltd.	7,415,454

		12,121,908

	Total Hong Kong	123,333,359

	TAIWAN - 2.2%
	Commodities - 0.9%
1,263,952	Far Eastern New Century Corp.	1,389,002
494,000	Taiwan Fertilizer Co. Ltd.	1,578,846

		2,967,848

	Technology - 1.3%
1,176,000	Foxconn Technology Co. Ltd.	4,314,000

	Total Taiwan	7,281,848

	Total Equities (cost $253,781,302)	321,367,764

	SHORT-TERM INVESTMENT - 1.3%
	Money Market Fund (3) - 1.3%
4,126,905	Morgan Stanley USD Liquid Cash Reserve, 0.01% (cost $4,126,905)	4,126,905

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 11.0%
	Money Market Fund (3) - 11.0%
35,918,091	State Street Navigator Securities Lending Prime, 0.21% (cost $35,918,091)	35,918,091

	Total Investments (cost $293,826,298) - 110.7%	361,412,760
	Liabilities, in excess of cash and other assets - (10.7%)	(34,951,915)

	Net Assets - 100.0%	$326,460,845

The following abbrevation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(1)	All or a portion of the security is on loan. The aggregate market value of such securities is $33,019,768; cash collateral of $35,918,091 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at March 31, 2010.

Aggregate cost for federal income tax purposes was $298,791,800 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$66,806,691
Gross unrealized depreciation	(4,185,731)

Net unrealized appreciation	$62,620,960

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Equities
China	$190,752,557	$—	$—
Hong Kong	123,333,359	—	—
Taiwan	7,281,848	—	—
Money Market Funds	40,044,996	—	—

Total - Investments in Securities	$361,412,760	$—	$—
Other Financial Instruments	—	—	—

Total	$361,412,760	$—	$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Industry Diversification

As of March 31, 2010 (Unaudited)

Percentage of Net Assets
EQUITIES

Commodities	6.1%
Consumption	16.3
Energy	7.5
Financials	26.7
Machinery & Engineering	5.0
Miscellaneous	6.2
Real Estate	11.2
Technology	5.1
Telecommunication	7.1
Transportation	6.1
Utilities	1.1

TOTAL EQUITIES	98.4
Short-Term Investment	1.3
Investments of Cash Collateral from Securities Loaned	11.0

TOTAL INVESTMENTS	110.7
Liabilities, in excess of cash and other assets	(10.7)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independant pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.